UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2014

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 100.1%
International Growth Portfolio	24,062,621	$217,766,721
International Value Portfolio	26,502,543	222,091,308
Multi-Asset Real Return Portfolio	13,713,916	116,431,144
Small-Mid Cap Growth Portfolio	5,534,706	80,529,975
Small-Mid Cap Value Portfolio	5,575,916	81,687,167
U.S. Large Cap Growth Portfolio	15,076,939	250,729,494
U.S. Value Portfolio	20,676,481	250,185,426
Volatility Management Portfolio	24,359,482	305,955,093

Total Investments - 100.1% (cost $1,229,378,805) (a)		1,525,376,328
Other assets less liabilities - (0.1)%		(1,098,901)

Net Assets - 100.0%		$1,524,277,427

(a)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $304,293,000 and gross unrealized depreciation of investments was $(8,295,477), resulting in net unrealized appreciation of $295,997,523.

AllianceBernstein Wealth Appreciation Strategy

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,525,376,328	$	– 0	–	$	– 0	–	$1,525,376,328

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 65.8%
International Growth Portfolio	12,124,698	$109,728,520
International Value Portfolio	13,285,594	111,333,280
Multi-Asset Real Return Portfolio	7,964,084	67,615,072
Small-Mid Cap Growth Portfolio	2,196,952	31,965,646
Small-Mid Cap Value Portfolio	2,224,406	32,587,552
U.S. Large Cap Growth Portfolio	8,122,856	135,083,091
U.S. Value Portfolio	11,145,423	134,859,617
Volatility Management Portfolio	21,905,245	275,129,874

		898,302,652

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.4%
Bond Inflation Protection Portfolio	10,222,345	105,290,149
Global Core Bond Portfolio	26,090,749	267,951,997
High-Yield Portfolio	8,977,399	95,788,852

		469,030,998

Total Investments - 100.2% (cost $1,144,588,190) (a)		1,367,333,650
Other assets less liabilities - (0.2)%		(2,392,224)

Net Assets - 100.0%		$1,364,941,426

(a)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $227,861,995 and gross unrealized depreciation of investments was $(5,116,535), resulting in net unrealized appreciation of $222,745,460.

AllianceBernstein Balanced Wealth Strategy

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,367,333,650	$	– 0	–	$	– 0	–	$1,367,333,650

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
The AllianceBernstein Pooling Portfolios - Fixed Income - 65.1%
Bond Inflation Protection Portfolio	3,895,853	$40,127,285
Global Core Bond Portfolio	10,777,979	110,689,845
Short Duration Bond Portfolio	11,690,861	110,478,638

		261,295,768

The AllianceBernstein Pooling Portfolios - Equity - 35.1%
International Growth Portfolio	1,890,552	17,109,497
International Value Portfolio	2,052,372	17,198,875
Multi-Asset Real Return Portfolio	711,881	6,043,867
Small-Mid Cap Growth Portfolio	210,190	3,058,260
Small-Mid Cap Value Portfolio	208,755	3,058,263
U.S. Large Cap Growth Portfolio	1,332,813	22,164,684
U.S. Value Portfolio	1,828,755	22,127,934
Volatility Management Portfolio	4,006,243	50,318,418

		141,079,798

Total Investments - 100.2% (cost $354,456,444) (a)		402,375,566
Other assets less liabilities - (0.2)%		(798,964)

Net Assets - 100.0%		$401,576,602

(a)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,438,709 and gross unrealized depreciation of investments was $(1,519,587), resulting in net unrealized appreciation of $47,919,122.

AllianceBernstein Conservative Wealth Strategy

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$402,375,566	$	– 0	–	$	– 0	–	$402,375,566

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 77.4%
Financials - 16.6%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	7,730	$1,547,932
BlackRock, Inc.-Class A	4,190	1,268,523
Deutsche Bank AG (REG)	28,263	1,356,794
E*Trade Financial Corp. (a)	31,300	560,896
Goldman Sachs Group, Inc. (The)	5,200	878,488
Macquarie Group Ltd.	26,465	1,305,316
Morgan Stanley	65,300	2,043,890
State Street Corp.	28,300	2,054,863
UBS AG (a)	182,919	3,478,828

		14,495,530

Commercial Banks - 4.0%
Banco do Brasil SA	42,200	464,982
Bank Hapoalim BM	78,730	438,829
Bank of Montreal	13,930	965,025
Bank of Nova Scotia	11,300	693,495
Barclays PLC	189,800	841,094
China Construction Bank Corp.-Class H	1,027,000	831,160
CIT Group, Inc.	37,800	1,908,144
Fifth Third Bancorp	16,200	329,184
HDFC Bank Ltd.	78,100	823,116
HSBC Holdings PLC	197,754	2,208,464
Industrial & Commercial Bank of China Ltd.-Class H	1,196,000	858,433
KBC Groep NV	10,680	609,470
KeyCorp	21,900	279,225
Lloyds Banking Group PLC (a)	1,104,740	1,396,323
Mitsubishi UFJ Financial Group, Inc.	208,000	1,343,371
National Australia Bank Ltd.	33,490	1,054,862
National Bank of Canada	6,780	589,976
PNC Financial Services Group, Inc. (The)	4,400	338,580
Sberbank of Russia (Sponsored ADR)	203,491	2,535,498
Societe Generale SA	26,359	1,512,571
State Bank of India	13,020	379,910
Sumitomo Mitsui Financial Group, Inc.	18,000	895,623
US Bancorp/MN	35,000	1,372,700
Wells Fargo & Co.	110,200	4,851,004

		27,521,039

Consumer Finance - 0.9%
Capital One Financial Corp.	45,700	3,273,491
Discover Financial Services	35,100	1,870,830
Muthoot Finance Ltd.	258,375	450,410
Shriram Transport Finance Co., Ltd.	99,298	937,689

		6,532,420

Diversified Financial Services - 3.0%
Bank of America Corp.	309,600	4,897,872
Berkshire Hathaway, Inc.-Class B (a)	10,700	1,246,871
Citigroup, Inc.	84,600	4,477,032
IG Group Holdings PLC	140,198	1,340,092
ING Groep NV (a)	75,203	975,811
IntercontinentalExchange Group, Inc. (a)	26,032	5,552,365

Company	Shares	U.S. $ Value
JPMorgan Chase & Co.	24,900	$1,424,778
ORIX Corp.	67,500	1,233,845

		21,148,666

Insurance - 4.9%
Admiral Group PLC	135,800	2,758,755
Ageas	8,560	360,883
AIA Group Ltd.	670,400	3,393,962
American Financial Group, Inc./OH	23,500	1,355,010
American International Group, Inc.	60,600	3,014,850
Aon PLC	22,800	1,861,392
Assurant, Inc.	14,200	922,148
Aviva PLC	83,010	583,008
BB Seguridade Participacoes SA	122,500	1,332,976
Brown & Brown, Inc.	18,080	571,690
Chubb Corp. (The)	22,900	2,208,705
Everest Re Group Ltd.	10,400	1,631,032
Genworth Financial, Inc.-Class A (a)	105,000	1,586,550
Lancashire Holdings Ltd.	154,656	1,992,875
Lincoln National Corp.	38,100	1,955,673
Muenchener Rueckversicherungs AG	3,650	797,036
PartnerRe Ltd.	18,300	1,883,070
Prudential PLC	142,970	3,049,128
Reinsurance Group of America, Inc.-Class A	15,800	1,184,684
Suncorp Group Ltd.	22,382	268,858
Travelers Cos., Inc. (The)	8,900	807,586
XL Group PLC	10,100	323,099

		33,842,970

Real Estate Investment Trusts (REITs) - 0.1%
GLP J-Reit	615	614,561
Stockland	68,957	241,510

		856,071

Real Estate Management & Development - 1.3%
Aeon Mall Co., Ltd.	23,500	675,682
China Overseas Land & Investment Ltd.	128,000	398,559
Country Garden Holdings Co., Ltd.	1,448,000	954,337
Daito Trust Construction Co., Ltd.	12,800	1,215,852
Global Logistic Properties Ltd.	1,037,000	2,433,951
Hang Lung Properties Ltd.	572,000	1,915,156
Lend Lease Group	27,062	272,049
Mitsubishi Estate Co., Ltd.	33,000	917,174
New World Development Co., Ltd.	114,252	153,981

		8,936,741

Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp.	166,980	2,204,132

		115,537,569

Consumer Discretionary - 12.9%
Auto Components - 1.1%
Cie Generale des Etablissements Michelin-Class B	12,268	1,331,176
GKN PLC	141,930	878,167
Lear Corp.	7,400	613,534
Magna International, Inc. (Toronto)-Class A	5,660	458,638
Magna International, Inc.-Class A	11,800	959,812
Nokian Renkaat Oyj	3,713	183,506

Company	Shares	U.S. $ Value
TRW Automotive Holdings Corp. (a)	17,500	$1,358,000
Valeo SA	17,050	1,808,257

		7,591,090

Automobiles - 2.2%
Ford Motor Co.	111,300	1,901,004
General Motors Co. (a)	47,700	1,847,421
Honda Motor Co., Ltd.	28,800	1,220,697
Hyundai Motor Co.	3,700	880,436
Hyundai Motor Co. (Preference Shares)	6,110	709,923
Kia Motors Corp.	4,880	278,334
Mazda Motor Corp. (a)	186,000	858,713
Nissan Motor Co., Ltd.	183,200	1,669,992
Tata Motors Ltd.	123,960	796,480
Toyota Motor Corp.	62,800	3,921,837
Volkswagen AG (Preference Shares)	5,170	1,369,984

		15,454,821

Distributors - 0.2%
LKQ Corp. (a)	43,940	1,456,611

Diversified Consumer Services - 0.5%
Estacio Participacoes SA	211,100	1,809,622
Kroton Educacional SA	98,100	1,662,142

		3,471,764

Hotels, Restaurants & Leisure - 1.4%
Ajisen China Holdings Ltd.	628,000	636,936
Chipotle Mexican Grill, Inc.-Class A (a)	1,770	927,232
Galaxy Entertainment Group Ltd. (a)	72,000	563,901
Ladbrokes PLC	187,620	535,787
Melco Crown Entertainment Ltd. (ADR) (a)	27,300	971,607
Melco International Development Ltd.	90,000	316,925
Merlin Entertainments PLC (a) (b)	105,897	609,077
Sodexo	23,910	2,401,316
Starbucks Corp.	36,940	3,009,133

		9,971,914

Household Durables - 0.3%
PulteGroup, Inc.	95,000	1,782,200

Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	7,140	2,810,447
priceline.com, Inc. (a)	3,610	4,304,311

		7,114,758

Leisure Equipment & Products - 0.2%
Polaris Industries, Inc.	10,790	1,440,141

Media - 2.7%
Comcast Corp.-Class A	125,380	6,252,700
Gannett Co., Inc.	51,100	1,382,766
Liberty Global PLC-Class A (a)	8,107	695,662
Liberty Global PLC-Series C (a)	22,404	1,824,806
Liberty Media Corp. (a)	14,030	2,153,044
Naspers Ltd.-Class N	5,984	570,113

Company	Shares	U.S. $ Value
Regal Entertainment Group-Class A	22,000	$428,560
Twenty-First Century Fox, Inc.-Class A	37,000	1,239,130
Viacom, Inc.-Class B	14,500	1,162,465
Walt Disney Co. (The)	39,613	2,794,301

		18,503,547

Multiline Retail - 0.3%
Macy’s, Inc.	32,000	1,704,320
Myer Holdings Ltd.	127,310	330,242

		2,034,562

Specialty Retail - 1.8%
Belle International Holdings Ltd.	956,000	1,174,284
GameStop Corp.-Class A	31,900	1,539,175
Kingfisher PLC	62,500	383,953
L’Occitane International SA	168,750	376,602
Lowe’s Cos., Inc.	4,100	194,668
Mr. Price Group Ltd.	34,000	516,697
O’Reilly Automotive, Inc. (a)	11,610	1,450,786
Shimamura Co., Ltd.	4,700	482,627
Sports Direct International PLC (a)	143,558	1,731,970
Staples, Inc.	12,300	191,019
TJX Cos., Inc.	46,100	2,898,768
World Duty Free SpA (a)	21,530	251,739
Yamada Denki Co., Ltd.	268,600	937,066
Zhongsheng Group Holdings Ltd.	142,000	192,007

		12,321,361

Textiles, Apparel & Luxury Goods - 1.2%
Cie Financiere Richemont SA	20,070	2,033,616
Hugo Boss AG	2,280	305,818
Li & Fung Ltd.	1,482,000	2,016,583
LVMH Moet Hennessy Louis Vuitton SA	1,140	214,560
Michael Kors Holdings Ltd. (a)	19,020	1,551,081
NIKE, Inc.-Class B	6,879	544,404
Samsonite International SA	99,900	297,825
VF Corp.	6,475	1,518,905

		8,482,792

		89,625,561

Information Technology - 10.2%
Communications Equipment - 0.6%
Cisco Systems, Inc.	66,800	1,419,500
Harris Corp.	22,300	1,438,573
QUALCOMM, Inc.	18,435	1,356,447

		4,214,520

Computers & Peripherals - 2.0%
Apple, Inc.	15,610	8,680,252
Catcher Technology Co., Ltd.	126,000	766,052
Hewlett-Packard Co.	139,600	3,818,060
Inventec Corp.	450,000	378,106

		13,642,470

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp.-Class A	28,200	2,397,000

Company	Shares	U.S. $ Value
Arrow Electronics, Inc. (a)	18,300	$939,522
LG Display Co., Ltd. (a)	28,870	665,444

		4,001,966

Internet Software & Services - 2.3%
Baidu, Inc. (Sponsored ADR) (a)	5,298	882,488
eBay, Inc. (a)	55,654	2,811,640
Facebook, Inc.-Class A (a)	46,700	2,195,367
Google, Inc.-Class A (a)	7,115	7,538,983
LinkedIn Corp.-Class A (a)	6,044	1,354,037
Telecity Group PLC	130,078	1,492,761

		16,275,276

IT Services - 1.9%
Cognizant Technology Solutions Corp.-Class A (a)	70,880	6,654,923
Fujitsu Ltd. (a)	183,000	854,245
HCL Technologies Ltd.	15,400	266,240
Tata Consultancy Services Ltd.	8,580	275,207
Visa, Inc.-Class A	26,550	5,401,863

		13,452,478

Office Electronics - 0.3%
Xerox Corp.	182,300	2,074,574

Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	98,500	1,704,050
Micron Technology, Inc. (a)	43,000	907,300
NVIDIA Corp.	10,700	166,920
Samsung Electronics Co., Ltd.	1,110	1,566,258
Samsung Electronics Co., Ltd. (Preference Shares)	4,632	4,388,372
SK Hynix, Inc. (a)	41,930	1,401,897
Sumco Corp.	59,100	574,267
Taiwan Semiconductor Manufacturing Co., Ltd.	315,000	1,114,430
Tokyo Electron Ltd.	10,000	542,668

		12,366,162

Software - 0.7%
ANSYS, Inc. (a)	34,412	2,948,076
CA, Inc.	8,500	280,500
Dassault Systemes	1,880	215,783
Electronic Arts, Inc. (a)	72,000	1,596,960

		5,041,319

		71,068,765

Health Care - 9.5%
Biotechnology - 2.4%
Actelion Ltd. (a)	22,354	1,860,726
Biogen Idec, Inc. (a)	19,862	5,779,246
Celgene Corp. (a)	19,340	3,128,632
Gilead Sciences, Inc. (a)	40,360	3,019,332
Quintiles Transnational Holdings, Inc. (a)	45,447	1,962,856

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (a)	9,100	$631,722

		16,382,514

Health Care Equipment & Supplies - 0.7%
Intuitive Surgical, Inc. (a)	6,110	2,302,859
Medtronic, Inc.	48,300	2,768,556

		5,071,415

Health Care Providers & Services - 1.4%
Aetna, Inc.	26,300	1,812,859
Health Net, Inc./CA (a)	23,700	724,035
McKesson Corp.	10,080	1,672,171
UnitedHealth Group, Inc.	59,554	4,435,582
WellPoint, Inc.	14,500	1,346,760

		9,991,407

Life Sciences Tools & Services - 0.6%
Eurofins Scientific SE	5,019	1,285,195
Illumina, Inc. (a)	15,320	1,501,360
Mettler-Toledo International, Inc. (a)	5,349	1,318,903

		4,105,458

Pharmaceuticals - 4.4%
Allergan, Inc./United States	40,073	3,889,085
Astellas Pharma, Inc.	14,700	872,262
Daiichi Sankyo Co., Ltd.	41,800	768,411
GlaxoSmithKline PLC	103,750	2,744,675
GlaxoSmithKline PLC (Sponsored ADR)	31,200	1,651,104
Johnson & Johnson	48,800	4,619,408
Lupin Ltd.	1,441	19,694
Merck & Co., Inc.	56,900	2,835,327
Novartis AG	22,390	1,770,153
Pfizer, Inc.	205,000	6,504,650
Roche Holding AG	8,310	2,317,866
Roche Holding AG (Sponsored ADR)	24,000	1,681,200
Sun Pharmaceutical Industries Ltd.	69,810	638,412

		30,312,247

		65,863,041

Industrials - 9.0%
Aerospace & Defense - 1.9%
Boeing Co. (The)	38,206	5,129,155
European Aeronautic Defence and Space Co. NV	27,440	1,947,476
MTU Aero Engines AG	5,950	558,287
Northrop Grumman Corp.	5,900	664,812
Precision Castparts Corp.	10,840	2,801,598
Safran SA	13,570	892,483
Thales SA	4,799	292,522
Zodiac Aerospace	5,696	965,564

		13,251,897

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	29,680	1,289,299

Airlines - 0.7%
Copa Holdings SA-Class A	18,130	2,745,245

Company	Shares	U.S. $ Value
Delta Air Lines, Inc.	24,500	$710,010
Japan Airlines Co., Ltd.	6,400	325,899
Qantas Airways Ltd. (a)	454,916	505,348
Turk Hava Yollari	176,299	650,239

		4,936,741

Building Products - 0.1%
Asahi Glass Co., Ltd.	76,000	490,816

Commercial Services & Supplies - 0.5%
Babcock International Group PLC	77,800	1,665,981
Edenred	43,111	1,554,328

		3,220,309

Electrical Equipment - 0.4%
AMETEK, Inc.	29,691	1,461,391
Sumitomo Electric Industries Ltd.	74,000	1,155,038

		2,616,429

Industrial Conglomerates - 1.7%
Danaher Corp.	59,158	4,425,019
General Electric Co.	191,500	5,105,390
Hutchison Whampoa Ltd.	62,000	789,060
Siemens AG	3,350	442,177
Toshiba Corp.	192,000	830,310

		11,591,956

Machinery - 1.0%
Flowserve Corp.	16,053	1,145,863
Illinois Tool Works, Inc.	26,200	2,084,996
Komatsu Ltd.	55,700	1,161,717
Parker Hannifin Corp.	17,610	2,075,162
Timken Co.	17,700	916,152

		7,383,890

Marine - 0.2%
AP Moeller-Maersk A/S-Class B	68	687,773
Nippon Yusen KK	223,000	691,832

		1,379,605

Professional Services - 1.8%
Bureau Veritas SA	89,139	2,644,810
Capita PLC	230,679	3,760,254
Intertek Group PLC	87,922	4,364,400
SGS SA	592	1,332,310
Verisk Analytics, Inc.-Class A (a)	12,351	804,173

		12,905,947

Road & Rail - 0.2%
Canadian National Railway Co.	4,150	466,770
Globaltrans Investment PLC (Sponsored GDR) (b)	63,281	958,707

		1,425,477

Trading Companies & Distributors - 0.3%
Mitsubishi Corp.	37,500	738,483

Company	Shares	U.S. $ Value
WW Grainger, Inc.	5,480	$1,413,402

		2,151,885

		62,644,251

Consumer Staples - 6.7%
Beverages - 0.9%
Anheuser-Busch InBev NV	8,090	824,684
Asahi Group Holdings Ltd.	14,600	400,186
Carlsberg A/S-Class B	6,543	715,566
Diageo PLC	69,630	2,218,281
Monster Beverage Corp. (a)	22,329	1,321,430
SABMiller PLC (London)	16,550	852,449

		6,332,596

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	31,080	3,898,364
CVS Caremark Corp.	14,860	995,026
Jeronimo Martins SGPS SA	65,242	1,345,581
Koninklijke Ahold NV	82,540	1,501,545
Kroger Co. (The)	66,700	2,784,725
Olam International Ltd.	1,802,105	2,210,521
Tsuruha Holdings, Inc.	2,500	230,306

		12,966,068

Food Products - 0.9%
Danone	5,060	368,006
Green Mountain Coffee Roasters, Inc. (a)	19,940	1,343,557
Hershey Co. (The)	27,210	2,636,377
Mead Johnson Nutrition Co.-Class A	23,470	1,983,450
Tyson Foods, Inc.-Class A	7,500	237,675

		6,569,065

Household Products - 0.8%
Henkel AG & Co. KGaA	27,490	2,717,068
LG Household & Health Care Ltd.	2,180	1,120,355
Procter & Gamble Co. (The)	22,300	1,878,106

		5,715,529

Tobacco - 2.2%
British American Tobacco PLC	95,446	5,077,745
Imperial Tobacco Group PLC	31,201	1,185,139
Japan Tobacco, Inc.	151,700	5,130,584
Philip Morris International, Inc.	43,977	3,761,793

		15,155,261

		46,738,519

Energy - 6.6%
Energy Equipment & Services - 1.9%
Aker Solutions ASA	50,590	896,309
Halliburton Co.	34,200	1,801,656
Helmerich & Payne, Inc.	15,100	1,162,700
Nabors Industries Ltd.	21,200	350,860
Oceaneering International, Inc.	16,962	1,309,297
Saipem SpA	25,960	581,647
Schlumberger Ltd.	62,132	5,493,711
Seadrill Ltd.	14,580	619,201

Company	Shares	U.S. $ Value
Technip SA	8,771	$878,098

		13,093,479

Oil, Gas & Consumable Fuels - 4.7%
BG Group PLC	97,310	1,984,739
Cameco Corp.	27,560	558,696
Canadian Natural Resources Ltd.	15,700	510,946
Chesapeake Energy Corp.	10,700	287,509
Chevron Corp.	32,600	3,991,544
China Petroleum & Chemical Corp.-Class H	884,400	762,517
ENI SpA	48,670	1,164,982
Exxon Mobil Corp.	55,100	5,150,748
Gazprom OAO (Sponsored ADR)	86,550	750,389
Hess Corp.	36,300	2,945,019
HollyFrontier Corp.	3,700	177,526
JX Holdings, Inc.	150,900	785,791
LUKOIL OAO (London) (Sponsored ADR)	12,060	750,373
Marathon Petroleum Corp.	30,700	2,540,118
Noble Energy, Inc.	25,430	1,786,203
Occidental Petroleum Corp.	32,400	3,076,704
Petroleo Brasileiro SA (Sponsored ADR)	30,800	509,432
Phillips 66	11,300	786,593
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	37,390	1,249,120
Suncor Energy, Inc. (Toronto)	16,880	578,579
Valero Energy Corp.	56,200	2,569,464

		32,916,992

		46,010,471

Materials - 2.8%
Chemicals - 1.7%
Arkema SA	10,020	1,143,164
BASF SE	2,700	287,712
Denki Kagaku Kogyo KK	139,000	595,621
Essentra PLC	166,523	2,232,501
Huntsman Corp.	65,100	1,492,743
Koninklijke DSM NV	12,437	975,179
LyondellBasell Industries NV-Class A	33,800	2,608,684
Monsanto Co.	17,554	1,989,395
Nippon Shokubai Co., Ltd.	53,000	619,714

		11,944,713

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (b)	5,324	225,559

Metals & Mining - 0.9%
Barrick Gold Corp.	22,970	380,690
BHP Billiton PLC	64,320	1,951,314
Dowa Holdings Co., Ltd.	37,000	376,440
Goldcorp, Inc.	23,720	527,954
KGHM Polska Miedz SA	13,830	528,609
MMC Norilsk Nickel OJSC (ADR)	95,280	1,436,822
Rio Tinto PLC	14,950	793,931

		5,995,760

Paper & Forest Products - 0.2%
Duratex SA	78,800	461,474

Company	Shares	U.S. $ Value
Mondi PLC	48,084	$789,264

		1,250,738

		19,416,770

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	75,800	2,668,918
Bezeq The Israeli Telecommunication Corp., Ltd.	225,053	376,366
Nippon Telegraph & Telephone Corp.	9,300	467,539
Vivendi SA	73,338	1,860,150

		5,372,973

Wireless Telecommunication Services - 0.9%
China Mobile Ltd.	84,500	914,339
Rogers Communications, Inc.-Class B	7,040	313,920
Turkcell Iletisim Hizmetleri AS (a)	106,110	643,881
Vodafone Group PLC	645,090	2,391,584
Vodafone Group PLC (Sponsored ADR)	52,500	1,947,225

		6,210,949

		11,583,922

Utilities - 1.4%
Electric Utilities - 0.6%
Edison International	42,600	1,968,546
EDP-Energias de Portugal SA	210,920	797,754
Electricite de France	21,590	802,668
Enel SpA	173,750	789,824

		4,358,792

Gas Utilities - 0.2%
Atmos Energy Corp.	26,400	1,173,480

Independent Power Producers & Energy Traders - 0.3%
APR Energy PLC	125,142	2,119,368

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	8,700	203,841
Centrica PLC	124,490	688,519
DTE Energy Co.	3,500	233,590
National Grid PLC	62,270	788,517

		1,914,467

		9,566,107

Total Common Stocks (cost $407,335,486)		538,054,976

INVESTMENT COMPANIES - 19.9%
Funds and Investment Trusts - 19.9%
AllianceBernstein Pooling Portfolio - Volatility Management Portfolio* (cost $114,260,829)	11,027,909	138,510,535

Company	Shares	U.S. $ Value
WARRANTS - 0.1%
Financials - 0.1%
Real Estate Management & Development - 0.1%
Emaar Properties PJSC, Merrill Lynch Intl Co., expiring 10/01/15 (a)	262,470	$450,136

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG, expiring 7/05/19 (a)	144,570	232,309

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (a)	267,154	65,453

Total Warrants (cost $677,201)		747,898

	Principal Amount (000)
Corporates - Non-Investment Grades - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd. 6.75%, 12/31/13 (b) (cost $62,546)	$65	61,855

	Shares
SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $18,507,162)	18,507,162	18,507,162

Total Investments - 100.1% (cost $540,843,224) (d)		695,882,426
Other assets less liabilities - (0.1)% (e)		(524,973)

Net Assets - 100.0%		$695,357,453

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	13	December 2013	$521,934	$544,947	$23,013
FTSE 100 Index Futures	2	December 2013	218,498	217,661	(837)
TOPIX Index Futures	2	December 2013	243,364	246,474	3,110

					$25,286

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	HKD	11,418	USD	1,473	2/18/14	$100
Barclays Bank PLC Wholesale	USD	632	CHF	575	2/18/14	3,036
BNP Paribas SA	GBP	823	USD	1,328	2/18/14	(17,502)
BNP Paribas SA	USD	916	AUD	996	2/18/14	(13,872)
BNP Paribas SA	USD	932	KRW	996,376	2/18/14	5,232
BNP Paribas SA	USD	3,141	NZD	3,779	2/18/14	(83,231)
Citibank, NA	EUR	1,884	USD	2,546	2/18/14	(14,344)
Citibank, NA	NOK	8,275	USD	1,393	2/18/14	46,018
Citibank, NA	USD	1,319	CHF	1,208	2/18/14	14,404
Citibank, NA	USD	5,467	SEK	34,946	2/18/14	(147,537)
Credit Suisse International	CHF	643	USD	720	2/18/14	10,387
Credit Suisse International	JPY	1,150,667	USD	11,601	2/18/14	363,000
Credit Suisse International	USD	354	CHF	322	2/18/14	1,314
Deutsche Bank AG London	GBP	722	USD	1,148	2/18/14	(32,375)
Goldman Sachs Capital Markets LP	GBP	4,695	USD	7,537	2/18/14	(141,159)
Goldman Sachs Capital Markets LP	JPY	626,121	USD	6,200	2/18/14	84,954
Goldman Sachs Capital Markets LP	USD	3,871	AUD	4,063	2/18/14	(191,019)
Goldman Sachs Capital Markets LP	USD	4,113	EUR	2,985	2/18/14	(56,332)
Goldman Sachs Capital Markets LP	USD	2,554	GBP	1,593	2/18/14	51,113
HSBC Bank USA	CAD	3,278	USD	3,163	2/18/14	84,168
HSBC Bank USA	GBP	1,292	USD	2,079	2/18/14	(33,468)
Royal Bank of Canada	CAD	2,739	USD	2,619	2/18/14	46,556
Royal Bank of Canada	USD	9,814	CAD	10,274	2/18/14	(163,646)
Royal Bank of Scotland PLC	USD	2,241	NZD	2,730	2/18/14	(31,453)
Standard Chartered Bank	HKD	48,216	USD	6,221	2/18/14	983
Standard Chartered Bank	KRW	2,609,661	USD	2,438	2/18/14	(17,923)
Standard Chartered Bank	USD	2,441	SGD	3,039	2/18/14	(19,316)
State Street Bank & Trust Co.	USD	1,936	CHF	1,779	2/18/14	28,240
State Street Bank & Trust Co.	USD	892	NOK	5,404	2/18/14	(12,456)
State Street Bank & Trust Co.	USD	2,276	SEK	14,928	2/18/14	(3,346)

						$(239,474)

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $1,855,198 or 0.3% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $163,043,696 and gross unrealized depreciation of investments was $(8,004,494), resulting in net unrealized appreciation of $155,039,202.
(e)	An amount of U.S.$61,235 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares
TOPIX	-	Tokyo Price Index

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Financials	$68,056,984	$47,480,585	$	– 0	–	$115,537,569
Consumer Discretionary	57,699,231	31,926,330		– 0	–	89,625,561
Information Technology	56,782,818	14,285,947		– 0	–	71,068,765
Health Care	54,870,842	10,992,199		– 0	–	65,863,041
Industrials	34,197,144	28,447,107		– 0	–	62,644,251
Consumer Staples	20,840,503	25,898,016		– 0	–	46,738,519
Energy	37,088,067	8,922,404		– 0	–	46,010,471
Materials	8,897,762	10,519,008		– 0	–	19,416,770
Telecommunication Services	5,306,429	6,277,493		– 0	–	11,583,922
Utilities	5,698,825	3,867,282		– 0	–	9,566,107

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	138,510,535		– 0	–	– 0	–	138,510,535
Warrants	65,453		– 0	–	682,445		747,898
Corporates - Non-Investment Grades	– 0	–	– 0	–	61,855		61,855
Short-Term Investments	18,507,162		– 0	–	– 0	–	18,507,162

Total Investments in Securities	506,521,755		188,616,371		744,300		695,882,426
Other Financial Instruments*:
Assets:
Futures	– 0	–	26,123		– 0	–	26,123
Forward Currency Exchange Contracts	– 0	–	739,505		– 0	–	739,505
Liabilities:
Futures	– 0	–	(837)		– 0	–	(837)
Forward Currency Exchange Contracts	– 0	–	(978,979)		– 0	–	(978,979)

Total+	$506,521,755		$188,402,183		$744,300		$695,668,238

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Corporates - Non- Investment Grades		Right^
Balance as of 8/31/13	$233,437		$192,821		$	– 0	–
Accrued discounts/(premiums)	– 0	–	314			– 0	–
Realized gain (loss)	– 0	–	(753)			– 0	–
Change in unrealized appreciation/depreciation	12,354		1,936			– 0	–
Purchases	436,654		– 0	–		– 0	–
Sales	– 0	–	(132,463)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 11/30/13	$682,445		$61,855		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$12,354		$1,936		$	– 0	–

	Total
Balance as of 8/31/13	$426,258
Accrued discounts/(premiums)	314
Realized gain (loss)	(753)
Change in unrealized appreciation/depreciation	14,290
Purchases	436,654
Sales	(132,463)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 11/30/13	$744,300

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$14,290

^	The security which had zero market value at year end is no longer held by the Strategy.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.7%
Long-Term Municipal Bonds - 52.7%
Alabama - 4.1%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/18	$2,040	$2,371,868
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,390,497

		6,762,365

Arizona - 1.6%
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/25	2,100	2,359,959
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	240	246,015
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	15	15,001

		2,620,975

California - 4.9%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,271,102
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/20	2,450	2,856,994
California GO
5.00%, 3/01/16	2,225	2,453,174
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/23	365	409,315

		7,990,585

Colorado - 1.0%
Denver Co. City & Cnty Arpt (Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,265,396
PV Wtr & San Met Dist CO
Zero Coupon, 12/15/17 (a) (b)	710	298,115
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (a)	260	130,000

		1,693,511

Connecticut - 4.4%
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2001V-1
0.04%, 7/01/36 (c)	4,600	4,600,000

	Principal Amount (000)	U.S. $ Value
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
5.00%, 1/01/27	$2,390	$2,666,619

		7,266,619

District of Columbia - 0.9%
District of Columbia GO
AMBAC Series 2007B
5.25%, 6/01/18	1,200	1,407,300

Florida - 5.1%
Citizens Ppty Ins Corp. FL
NPFGC Series 2007A
5.00%, 3/01/15-3/01/16	4,000	4,327,760
Heritage Plantation CDD FL
Series 2006B
5.10%, 11/01/13 (a) (b)	105	31,500
Miami Dade Cnty FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	603,854
Midtown Miami CDD FL
Series 2004A
6.00%, 5/01/24	220	220,288
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	15	15,349
Series 2010A-2
6.125%, 5/01/35 (a)	35	34,936
Series 2010B
5.125%, 5/01/17 (a)	60	59,858
Series 4B
5.125%, 5/01/09 (a) (d) (e)	25	0
Parkway Center CDD FL
Series 2004B
5.625%, 5/01/14	95	92,981
Sarasota Cnty FL Sch Brd COP
Series 2010B
5.00%, 7/01/22	1,165	1,306,023
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	1,380	1,579,452
Villages of Westport CDD FL
Series 2005A
5.125%, 5/01/15 (a) (b) (d)	80	28,000

		8,300,001

Hawaii - 1.9%
Hawaii GO
Series 2013E
5.00%, 8/01/15-8/01/16	2,950	3,197,064

Illinois - 1.8%
Chicago IL Wtr
5.00%, 11/01/27	950	971,204
Illinois GO
NPFGC-RE
5.00%, 4/01/15	1,545	1,625,912

	Principal Amount (000)	U.S. $ Value
Illinois Toll Hwy Auth
Series 2013B
5.00%, 12/01/18	$305	$352,497

		2,949,613

Indiana - 1.3%
Indiana Bond Bank Gas (JPMorgan Chase)
Series 2007A
5.25%, 10/15/19	1,945	2,157,666

Massachusetts - 2.8%
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
0.03%, 11/01/49 (c)	4,600	4,600,000

Michigan - 0.7%
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,123,605

Minnesota - 0.3%
Minneapolis MN Spl SD #1 COP
Series 2013D
5.00%, 2/01/16 (f)	460	502,499

Nevada - 1.4%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	2,275	2,335,765

New Jersey - 2.1%
New Jersey EDA (NYNJ Link LLC)
5.25%, 1/01/25	1,195	1,281,936
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2013A
5.00%, 6/15/18-6/15/20	1,840	2,121,697

		3,403,633

New York - 4.6%
Metropolitan Trnsp Auth NY
Series 2012C
5.00%, 11/15/23	460	516,736
New York NY GO
Series 2012G
5.00%, 4/01/16	870	961,872
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/15-11/01/26	2,875	3,220,724
New York St Dormitory Auth (New York Dorm Facs)
Series 2013A
5.00%, 7/01/26	205	226,841

	Principal Amount (000)	U.S. $ Value
Triborough Brdg & Tunl Auth NY
Series 2012B
5.00%, 11/15/26	$1,000	$1,120,880
Series 2013B
5.00%, 11/15/20	1,215	1,432,193

		7,479,246

North Carolina - 0.9%
North Carolina Eastern Mun Pwr Agy
Series 2008A
5.00%, 1/01/15	785	823,693
Series 2012B
5.00%, 1/01/21	150	170,941
North Carolina Ltd. Oblig
Series 2013A
5.00%, 5/01/16	385	426,322

		1,420,956

Ohio - 0.0%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series 2004A
7.00%, 8/01/21 (a)	32	12,800

Pennsylvania - 0.1%
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	50	50,328
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (a)	110	99,942

		150,270

Puerto Rico - 2.1%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	1,125	962,719
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	2,740	2,534,363

		3,497,082

South Carolina - 1.5%
South Carolina Pub Svc Auth
AGM Series 2006C
5.00%, 1/01/14	2,450	2,459,114

Texas - 6.0%
Houston TX Arpt Sys
Series 2009A
5.00%, 7/01/21-7/01/22	2,815	3,134,789
Houston TX GO
NPFGC Series 2007A
5.00%, 3/01/15	3,300	3,488,662

	Principal Amount (000)	U.S. $ Value
Texas A & M Univ
Series 2009D
5.00%, 5/15/18	$2,765	$3,238,313

		9,861,764

Virginia - 0.9%
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
5.00%, 3/15/16	1,370	1,507,301

Washington - 2.3%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24	1,815	2,052,075
King Cnty WA GO
5.00%, 6/01/15	380	406,859
Washington Fed Hwy Grant
5.00%, 9/01/22	535	614,501
Series 2012F
5.00%, 9/01/16	700	783,825

		3,857,260

Total Municipal Obligations (cost $85,259,269)		86,556,994

	Shares
COMMON STOCKS - 32.0%
Financials - 6.7%
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (e)	785	157,196
BlackRock, Inc.-Class A	430	130,182
Deutsche Bank AG (REG)	2,811	134,945
E*Trade Financial Corp. (e)	2,500	44,800
Goldman Sachs Group, Inc. (The)	900	152,046
Macquarie Group Ltd.	2,560	126,265
State Street Corp.	850	61,719
UBS AG (e)	17,553	333,830

		1,140,983

Commercial Banks - 1.6%
Banco do Brasil SA	4,400	48,481
Bank Hapoalim BM	6,820	38,014
Bank of Montreal	1,340	92,831
Bank of Nova Scotia	1,000	61,371
Barclays PLC	17,287	76,607
China Construction Bank Corp.-Class H	108,000	87,405
CIT Group, Inc.	3,900	196,872
Fifth Third Bancorp	2,100	42,672
HDFC Bank Ltd.	7,240	76,304
HSBC Holdings PLC	19,750	220,563
Industrial & Commercial Bank of China Ltd.-Class H	110,000	78,953
KBC Groep NV	461	26,308
KeyCorp	2,600	33,150
Lloyds Banking Group PLC (e)	108,370	136,973
Mitsubishi UFJ Financial Group, Inc.	19,700	127,233
National Australia Bank Ltd.	3,400	107,093

Company	Shares	U.S. $ Value
National Bank of Canada	590	$51,340
Sberbank of Russia (Sponsored ADR)	20,277	252,651
Societe Generale SA	2,745	157,518
State Bank of India	1,280	37,349
Sumitomo Mitsui Financial Group, Inc.	1,700	84,586
SunTrust Banks, Inc.	1,000	36,230
US Bancorp/MN	2,700	105,894
Wells Fargo & Co.	11,300	497,426

		2,673,824

Consumer Finance - 0.4%
Capital One Financial Corp.	4,800	343,824
Discover Financial Services	3,300	175,890
Muthoot Finance Ltd.	21,070	36,730
Shriram Transport Finance Co., Ltd.	10,270	96,982

		653,426

Diversified Financial Services - 1.3%
Bank of America Corp.	29,800	471,436
Berkshire Hathaway, Inc.-Class B (e)	1,050	122,357
Citigroup, Inc.	8,550	452,466
IG Group Holdings PLC	13,073	124,959
ING Groep NV (e)	7,164	92,958
IntercontinentalExchange Group, Inc. (e)	2,650	565,218
JPMorgan Chase & Co.	2,400	137,328
ORIX Corp.	6,300	115,159

		2,081,881

Insurance - 2.0%
Admiral Group PLC	12,770	259,421
Ageas	900	37,943
AIA Group Ltd.	63,000	318,944
American Financial Group, Inc./OH	2,400	138,384
American International Group, Inc.	6,300	313,425
Aon PLC	2,300	187,772
Aviva PLC	7,370	51,762
BB Seguridade Participacoes SA	12,300	133,842
Chubb Corp. (The)	2,300	221,835
Everest Re Group Ltd.	1,100	172,513
Genworth Financial, Inc.-Class A (e)	10,600	160,166
Lancashire Holdings Ltd.	14,771	190,337
Lincoln National Corp.	3,200	164,256
MetLife, Inc.	1,200	62,628
Muenchener Rueckversicherungs AG	350	76,428
PartnerRe Ltd.	1,700	174,930
Prudential PLC	13,770	293,673
Reinsurance Group of America, Inc.-Class A	1,600	119,968
Suncorp Group Ltd.	2,795	33,574
Travelers Cos., Inc. (The)	1,100	99,814
XL Group PLC	3,100	99,169

		3,310,784

Real Estate Investment Trusts (REITs) - 0.1%
GLP J-Reit	65	64,953
Stockland	8,036	28,145

		93,098

Company	Shares	U.S. $ Value
Real Estate Management & Development - 0.5%
Aeon Mall Co., Ltd.	2,100	$60,380
China Overseas Land & Investment Ltd.	12,000	37,365
Country Garden Holdings Co., Ltd.	119,000	78,430
Daito Trust Construction Co., Ltd.	1,200	113,986
Global Logistic Properties Ltd.	97,000	227,669
Hang Lung Properties Ltd.	54,000	180,801
Lend Lease Group	4,240	42,624
Mitsubishi Estate Co., Ltd.	3,000	83,380
New World Development Co., Ltd.	11,523	15,530

		840,165

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	15,870	209,484

		11,003,645

Consumer Discretionary - 5.3%
Auto Components - 0.5%
Cie Generale des Etablissements Michelin-Class B	1,228	133,248
GKN PLC	12,830	79,383
Lear Corp.	1,650	136,801
Magna International, Inc. (Toronto)-Class A	500	40,516
Nokian Renkaat Oyj	480	23,723
TRW Automotive Holdings Corp. (e)	1,800	139,680
Valeo SA	1,740	184,538

		737,889

Automobiles - 0.9%
Ford Motor Co.	11,600	198,128
General Motors Co. (e)	4,900	189,777
Honda Motor Co., Ltd.	2,600	110,202
Hyundai Motor Co.	350	83,284
Hyundai Motor Co. (Preference Shares)	670	77,848
Mazda Motor Corp. (e)	18,000	83,101
Nissan Motor Co., Ltd.	18,900	172,286
Tata Motors Ltd.	12,530	80,509
Toyota Motor Corp.	6,000	374,698
Volkswagen AG (Preference Shares)	480	127,194

		1,497,027

Distributors - 0.1%
LKQ Corp. (e)	4,470	148,181

Diversified Consumer Services - 0.2%
Estacio Participacoes SA	20,100	172,304
Kroton Educacional SA	9,300	157,573

		329,877

Hotels, Restaurants & Leisure - 0.6%
Ajisen China Holdings Ltd.	66,000	66,939
Chipotle Mexican Grill, Inc.-Class A (e)	178	93,247
Galaxy Entertainment Group Ltd. (e)	7,000	54,824
Ladbrokes PLC	19,270	55,029
Melco Crown Entertainment Ltd. (ADR) (e)	2,800	99,652
Melco International Development Ltd.	9,000	31,692

Company	Shares	U.S. $ Value
Merlin Entertainments PLC (e) (g)	10,636	$61,174
Sodexo	2,220	222,958
Starbucks Corp.	3,730	303,846

		989,361

Household Durables - 0.1%
PulteGroup, Inc.	8,700	163,212

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (e)	685	269,630
priceline.com, Inc. (e)	372	443,547

		713,177

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	1,100	146,817

Media - 1.0%
Comcast Corp.-Class A	8,110	404,446
Gannett Co., Inc.	5,300	143,418
Liberty Global PLC-Class A (e)	826	70,879
Liberty Global PLC-Series C (e)	2,241	182,529
Liberty Media Corp. (e)	1,570	240,932
Naspers Ltd.-Class N	611	58,212
News Corp.-Class A (e)	1,225	22,001
Regal Entertainment Group-Class A	2,300	44,804
Time Warner, Inc.	1,800	118,278
Twenty-First Century Fox, Inc.-Class A	1,000	33,490
Viacom, Inc.-Class B	1,500	120,255
Walt Disney Co. (The)	3,807	268,546

		1,707,790

Multiline Retail - 0.1%
Macy’s, Inc.	3,000	159,780
Myer Holdings Ltd.	10,750	27,885

		187,665

Specialty Retail - 0.8%
Belle International Holdings Ltd.	86,000	105,636
GameStop Corp.-Class A	2,800	135,100
Kingfisher PLC	6,590	40,484
L’Occitane International SA	14,500	32,360
Lowe’s Cos., Inc.	3,700	175,676
Mr. Price Group Ltd.	2,760	41,944
O’Reilly Automotive, Inc. (e)	1,180	147,453
Shimamura Co., Ltd.	500	51,343
Sports Direct International PLC (e)	13,302	160,483
Staples, Inc.	1,300	20,189
TJX Cos., Inc.	3,800	238,944
World Duty Free SpA (e)	2,570	30,050
Yamada Denki Co., Ltd.	25,900	90,357
Zhongsheng Group Holdings Ltd.	15,500	20,959

		1,290,978

Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA	1,930	195,559
Hugo Boss AG	195	26,156

Company	Shares	U.S. $ Value
Li & Fung Ltd.	140,000	$190,501
LVMH Moet Hennessy Louis Vuitton SA	120	22,585
Michael Kors Holdings Ltd. (e)	1,980	161,469
NIKE, Inc.-Class B	716	56,664
Samsonite International SA	10,000	29,812
VF Corp.	710	166,552

		849,298

		8,761,272

Information Technology - 4.5%
Communications Equipment - 0.3%
Cisco Systems, Inc.	5,700	121,125
Harris Corp.	2,300	148,373
QUALCOMM, Inc.	2,025	149,000

		418,498

Computers & Peripherals - 0.8%
Apple, Inc.	1,538	855,236
Catcher Technology Co., Ltd.	13,000	79,037
Hewlett-Packard Co.	14,200	388,370
Inventec Corp.	44,000	36,970

		1,359,613

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.-Class A	2,870	243,950
Arrow Electronics, Inc. (e)	1,900	97,546
LG Display Co., Ltd. (e)	3,010	69,379

		410,875

Internet Software & Services - 1.0%
Baidu, Inc. (Sponsored ADR) (e)	461	76,789
eBay, Inc. (e)	5,619	283,872
Facebook, Inc.-Class A (e)	4,720	221,887
Google, Inc.-Class A (e)	772	818,004
LinkedIn Corp.-Class A (e)	616	138,002
Telecity Group PLC	11,398	130,802

		1,669,356

IT Services - 0.8%
Cognizant Technology Solutions Corp.-Class A (e)	7,190	675,069
Fujitsu Ltd. (e)	16,000	74,688
HCL Technologies Ltd.	1,550	26,797
Tata Consultancy Services Ltd.	880	28,227
Visa, Inc.-Class A	2,735	556,463

		1,361,244

Office Electronics - 0.1%
Xerox Corp.	17,800	202,564

Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	10,500	181,650
Micron Technology, Inc. (e)	4,400	92,840
Samsung Electronics Co., Ltd.	110	155,215

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (Preference Shares)	444	$420,647
SK Hynix, Inc. (e)	4,350	145,439
Sumco Corp.	6,300	61,216
Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	106,136
Tokyo Electron Ltd.	1,100	59,694

		1,222,837

Software - 0.4%
ANSYS, Inc. (e)	3,776	323,490
Dassault Systemes	200	22,955
Electronic Arts, Inc. (e)	7,300	161,914
Symantec Corp.	6,000	134,940

		643,299

		7,288,286

Health Care - 3.9%
Biotechnology - 1.0%
Actelion Ltd. (e)	2,030	168,975
Biogen Idec, Inc. (e)	1,914	556,917
Celgene Corp. (e)	1,970	318,687
Gilead Sciences, Inc. (e)	4,220	315,698
Quintiles Transnational Holdings, Inc. (e)	4,566	197,205
Vertex Pharmaceuticals, Inc. (e)	945	65,602

		1,623,084

Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc. (e)	619	233,301
Medtronic, Inc.	4,600	263,672

		496,973

Health Care Providers & Services - 0.6%
Aetna, Inc.	2,400	165,432
Health Net, Inc./CA (e)	2,700	82,485
McKesson Corp.	1,060	175,843
UnitedHealth Group, Inc.	6,087	453,360
WellPoint, Inc.	1,500	139,320

		1,016,440

Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	486	124,448
Illumina, Inc. (e)	1,560	152,880
Mettler-Toledo International, Inc. (e)	538	132,655

		409,983

Pharmaceuticals - 1.7%
Allergan, Inc./United States	4,084	396,352
Astellas Pharma, Inc.	1,200	71,205
Daiichi Sankyo Co., Ltd.	4,100	75,371
GlaxoSmithKline PLC	9,730	257,404
GlaxoSmithKline PLC (Sponsored ADR)	3,100	164,052
Johnson & Johnson	3,300	312,378
Merck & Co., Inc.	5,400	269,082
Novartis AG	2,130	168,398

Company	Shares	U.S. $ Value
Pfizer, Inc.	20,900	$663,157
Roche Holding AG	790	220,351
Roche Holding AG (Sponsored ADR)	1,800	126,090
Sun Pharmaceutical Industries Ltd.	6,430	58,802

		2,782,642

		6,329,122

Industrials - 3.8%
Aerospace & Defense - 0.8%
Boeing Co. (The)	3,842	515,789
European Aeronautic Defence and Space Co. NV	2,610	185,237
MTU Aero Engines AG	570	53,483
Northrop Grumman Corp.	700	78,876
Precision Castparts Corp.	1,077	278,351
Safran SA	1,270	83,526
Thales SA	630	38,402
Zodiac Aerospace	445	75,434

		1,309,098

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	2,990	129,885

Airlines - 0.3%
Copa Holdings SA-Class A	1,880	284,670
Delta Air Lines, Inc.	2,500	72,450
Japan Airlines Co., Ltd.	700	35,645
Qantas Airways Ltd. (e)	52,410	58,220
Turk Hava Yollari	20,250	74,687

		525,672

Building Products - 0.0%
Asahi Glass Co., Ltd.	8,000	51,665

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	7,360	157,604
Edenred	3,948	142,342

		299,946

Electrical Equipment - 0.2%
AMETEK, Inc.	3,011	148,202
Sumitomo Electric Industries Ltd.	7,100	110,821

		259,023

Industrial Conglomerates - 0.7%
Danaher Corp.	5,996	448,501
General Electric Co.	18,400	490,544
Hutchison Whampoa Ltd.	6,000	76,361
Siemens AG	300	39,598
Toshiba Corp.	20,000	86,490

		1,141,494

Machinery - 0.5%
Flowserve Corp.	1,743	124,415
Illinois Tool Works, Inc.	2,700	214,866
Komatsu Ltd.	5,600	116,797
Parker Hannifin Corp.	1,585	186,777

Company	Shares	U.S. $ Value
Timken Co.	2,000	$103,520

		746,375

Marine - 0.1%
AP Moeller-Maersk A/S-Class B	6	60,686
Nippon Yusen KK	23,000	71,355

		132,041

Professional Services - 0.7%
Bureau Veritas SA	8,342	247,512
Capita PLC	21,668	353,206
Intertek Group PLC	8,341	414,043
SGS SA	59	132,781
Verisk Analytics, Inc.-Class A (e)	1,247	81,192

		1,228,734

Road & Rail - 0.1%
Canadian National Railway Co.	370	41,616
Globaltrans Investment PLC (Sponsored GDR) (g)	5,890	89,233

		130,849

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	3,700	72,864
WW Grainger, Inc.	560	144,435

		217,299

		6,172,081

Energy - 2.7%
Energy Equipment & Services - 0.8%
Aker Solutions ASA	4,530	80,259
Halliburton Co.	3,300	173,844
Nabors Industries Ltd.	5,300	87,715
Oceaneering International, Inc.	1,749	135,005
Saipem SpA	3,420	76,627
Schlumberger Ltd.	6,617	585,075
Seadrill Ltd.	1,410	59,882
Technip SA	856	85,697

		1,284,104

Oil, Gas & Consumable Fuels - 1.9%
BG Group PLC	9,983	203,614
Cameco Corp.	3,070	62,235
Canadian Natural Resources Ltd.	1,410	45,887
Chevron Corp.	3,350	410,174
China Petroleum & Chemical Corp.-Class H	71,000	61,215
ENI SpA	4,350	104,123
Exxon Mobil Corp.	5,300	495,444
Gazprom OAO (Sponsored ADR)	8,620	74,735
Hess Corp.	3,700	300,181
HollyFrontier Corp.	400	19,192
JX Holdings, Inc.	14,500	75,507
LUKOIL OAO (London) (Sponsored ADR)	1,140	70,931
Marathon Petroleum Corp.	2,600	215,124
Noble Energy, Inc.	2,600	182,624
Occidental Petroleum Corp.	3,100	294,376
Petroleo Brasileiro SA (Sponsored ADR)	3,110	51,439

Company	Shares	U.S. $ Value
Phillips 66	1,200	$83,532
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	3,668	122,540
Suncor Energy, Inc. (Toronto)	1,600	54,842
Valero Energy Corp.	6,000	274,320

		3,202,035

		4,486,139

Consumer Staples - 2.7%
Beverages - 0.3%
Anheuser-Busch InBev NV	790	80,532
Asahi Group Holdings Ltd.	1,300	35,633
Carlsberg A/S-Class B	400	43,745
Diageo PLC	6,630	211,219
Monster Beverage Corp. (e)	2,243	132,741
SABMiller PLC (London)	1,490	76,746

		580,616

Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	3,170	397,613
CVS Caremark Corp.	1,510	101,109
Jeronimo Martins SGPS SA	6,184	127,542
Koninklijke Ahold NV	8,110	147,535
Kroger Co. (The)	5,800	242,150
Olam International Ltd.	172,136	211,148
Tsuruha Holdings, Inc.	300	27,637

		1,254,734

Food Products - 0.4%
Danone	520	37,819
Green Mountain Coffee Roasters, Inc. (e)	2,030	136,781
Hershey Co. (The)	2,820	273,230
Mead Johnson Nutrition Co.-Class A	2,360	199,444

		647,274

Household Products - 0.3%
Henkel AG & Co. KGaA	2,620	258,957
LG Household & Health Care Ltd.	200	102,785
Procter & Gamble Co. (The)	1,970	165,913

		527,655

Tobacco - 0.9%
British American Tobacco PLC	9,135	485,983
Imperial Tobacco Group PLC	2,790	105,975
Japan Tobacco, Inc.	14,800	500,545
Philip Morris International, Inc.	4,379	374,580

		1,467,083

		4,477,362

Materials - 1.2%
Chemicals - 0.7%
Arkema SA	1,010	115,229
BASF SE	340	36,230
Denki Kagaku Kogyo KK	12,000	51,421
Essentra PLC	15,401	206,475
Huntsman Corp.	3,400	77,962

Company	Shares	U.S. $ Value
Koninklijke DSM NV	1,190	$93,307
LyondellBasell Industries NV-Class A	3,400	262,412
Monsanto Co.	1,774	201,047
Nippon Shokubai Co., Ltd.	5,000	58,464

		1,102,547

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (g)	371	15,718

Containers & Packaging - 0.1%
Rock Tenn Co.-Class A	1,100	103,862

Metals & Mining - 0.3%
Barrick Gold Corp.	2,510	41,599
BHP Billiton PLC	6,000	182,026
Dowa Holdings Co., Ltd.	4,000	40,696
Goldcorp, Inc.	2,190	48,745
KGHM Polska Miedz SA	1,480	56,568
MMC Norilsk Nickel OJSC (ADR)	8,800	132,704
Rio Tinto PLC	1,420	75,410

		577,748

Paper & Forest Products - 0.1%
Duratex SA	8,400	49,193
Mondi PLC	4,580	75,177

		124,370

		1,924,245

Utilities - 0.6%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	1,330	62,590
Edison International	4,200	194,082
EDP-Energias de Portugal SA	19,630	74,246
Electricite de France	2,040	75,842
Enel SpA	16,560	75,278

		482,038

Gas Utilities - 0.1%
Atmos Energy Corp.	2,650	117,792

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	12,145	205,684

Multi-Utilities - 0.1%
Centrica PLC	12,540	69,355
DTE Energy Co.	425	28,365
National Grid PLC	5,900	74,711
NiSource, Inc.	1,700	53,754

		226,185

		1,031,699

Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	7,200	253,512
Bezeq The Israeli Telecommunication Corp., Ltd.	24,118	40,334
Vivendi SA	7,465	189,343

		483,189

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	7,500	$81,154
Rogers Communications, Inc.-Class B	820	36,565
Turkcell Iletisim Hizmetleri AS (e)	10,740	65,171
Vodafone Group PLC	65,117	241,412
Vodafone Group PLC (Sponsored ADR)	2,200	81,598

		505,900

		989,089

Total Common Stocks (cost $39,200,929)		52,462,940

INVESTMENT COMPANIES - 14.4%
Funds and Investment Trusts - 14.4%
AllianceBernstein Pooling Portfolio Volatility Management Portfolio* (cost $19,633,776)	1,879,133	23,601,914

WARRANTS - 0.0%
Financials - 0.0%
Real Estate Management & Development - 0.0%
Emaar Properties PJSC, expiring 10/01/15 (e)	26,540	45,516

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, expiring 7/05/19 (e)	13,879	22,302

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (e)	30,477	7,467

Total Warrants (cost $67,466)		75,285

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd. 6.75%, 1/29/18 (g) (cost $6,523)	$7	6,451

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (h) (cost $1,090,350)	1,090,350	1,090,350

U.S. $ Value
Total Investments – 99.8% (cost $145,258,313) (i)	$163,793,934
Other assets less liabilities - 0.2% (j)	394,374

Net Assets - 100.0%	$164,188,308

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2013	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1	December 2013	$39,084	$41,919	$2,835

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	90	KRW	96,214	2/18/14	$505
Citibank, NA	USD	555	SEK	3,546	2/18/14	(14,971)
Credit Suisse International	JPY	125,833	USD	1,269	2/18/14	39,696
Goldman Sachs Capital Markets LP	GBP	401	USD	643	2/18/14	(12,866)
Goldman Sachs Capital Markets LP	JPY	52,498	USD	520	2/18/14	7,123
Goldman Sachs Capital Markets LP	USD	347	AUD	363	2/18/14	(17,975)
Goldman Sachs Capital Markets LP	USD	473	EUR	343	2/18/14	(6,473)
Royal Bank of Canada	USD	756	CAD	791	2/18/14	(13,445)
Standard Chartered Bank	HKD	4,482	USD	578	2/18/14	91
Standard Chartered Bank	KRW	270,264	USD	252	2/18/14	(1,856)
State Street Bank & Trust Co.	CAD	629	USD	603	2/18/14	11,760
State Street Bank & Trust Co.	CHF	36	USD	40	2/18/14	618
State Street Bank & Trust Co.	EUR	248	USD	335	2/18/14	(1,744)
State Street Bank & Trust Co.	GBP	321	USD	516	2/18/14	(8,467)
State Street Bank & Trust Co.	HKD	1,806	USD	233	2/18/14	30
State Street Bank & Trust Co.	JPY	3,780	USD	39	2/18/14	1,801
State Street Bank & Trust Co.	NOK	607	USD	102	2/18/14	3,299
State Street Bank & Trust Co.	SEK	264	USD	40	2/18/14	(85)
State Street Bank & Trust Co.	USD	155	AUD	167	2/18/14	(3,671)
State Street Bank & Trust Co.	USD	247	CAD	260	2/18/14	(2,547)
State Street Bank & Trust Co.	USD	418	CHF	383	2/18/14	4,597
State Street Bank & Trust Co.	USD	255	GBP	159	2/18/14	5,461
State Street Bank & Trust Co.	USD	71	NOK	433	2/18/14	(998)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	551	NZD	666	2/18/14	$(11,966)
State Street Bank & Trust Co.	USD	244	SEK	1,603	2/18/14	(359)
State Street Bank & Trust Co.	USD	262	SGD	327	2/18/14	(1,802)

						$(24,244)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	1/31/19	2.385%	CPI	#	$(64,291)
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	(35,609)
Citibank, NA	450	8/26/20	2.298%	CPI	#	(2,291)
Citibank, NA	300	5/24/23	2.533%	CPI	#	(6,419)
Goldman Sachs International	6,000	1/31/15	1.990%	CPI	#	(92,485)
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	(42,253)
Morgan Stanley Capital Services LLC	250	4/16/23	2.690%	CPI	#	(9,353)

						$(252,701)

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Variable rate coupon, rate shown as of November 30, 2013.
(d)	Fair valued by the Adviser.
(e)	Non-income producing security.
(f)	When-Issued or delayed delivery security.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $172,576 or 0.1% of net assets.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,572,154 and gross unrealized depreciation of investments was $(2,036,533), resulting in net unrealized appreciation of $18,535,621.
(j)	An amount of U.S.$ 3,154 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2013.

As of November 30, 2013, the Strategy held 52.8% of its total investments in municipal bonds. Of the total investments in municipal bonds, 15.4% is insured (0.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
PUD	-	Public Utility District
REG	-	Registered Shares
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1			Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$85,236,882	$1,320,112	^	$86,556,994
Common Stocks:
Financials		6,472,419		4,531,226	– 0	–	11,003,645
Consumer Discretionary		5,705,540		3,055,732	– 0	–	8,761,272
Information Technology		5,894,039		1,394,247	– 0	–	7,288,286
Health Care		5,308,616		1,020,506	– 0	–	6,329,122
Industrials		3,433,322		2,738,759	– 0	–	6,172,081
Energy		3,616,675		869,464	– 0	–	4,486,139
Consumer Staples		2,023,561		2,453,801	– 0	–	4,477,362
Materials		917,524		1,006,721	– 0	–	1,924,245
Utilities		662,267		369,432	– 0	–	1,031,699
Telecommunication Services		412,009		577,080	– 0	–	989,089

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	23,601,914		– 0	–	– 0	–	23,601,914
Warrants	7,467		– 0	–	67,818		75,285
Corporates - Non-Investment Grades	– 0	–	– 0	–	6,451		6,451
Short-Term Investments	1,090,350		– 0	–	– 0	–	1,090,350

Total Investments in Securities	59,145,703		103,253,850		1,394,381		163,793,934
Other Financial Instruments* :
Assets:
Futures	– 0	–	2,835		– 0	–	2,835
Forward Currency Exchange Contracts	– 0	–	74,981		– 0	–	74,981
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(99,225)		– 0	–	(99,225)
Interest Rate Swap	– 0	–	(252,701)		– 0	–	(252,701)

Total+	$59,145,703		$102,979,740		$1,394,381		$163,519,824

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds^			Warrants		Corporates - Non- Investment Grades
Balance as of 8/31/13		$1,574,155		$22,411		$20,116
Accrued discounts/(premiums)		848		– 0	–	33
Realized gain (loss)		(126,118)		– 0	–	(79)
Change in unrealized appreciation/depreciation		126,675		1,274		202
Purchases		– 0	–	44,133		– 0	–
Sales		(255,448)		– 0	–	(13,821)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 11/30/13		$1,320,112		$67,818		$6,451

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13		$104,675		$1,274		$202

	Rights*			Total
Balance as of 8/31/13	$	– 0	–	$1,616,682
Accrued discounts/(premiums)		– 0	–	881
Realized gain (loss)		– 0	–	(126,197)
Change in unrealized appreciation/depreciation		– 0	–	128,151
Purchases		– 0	–	44,133
Sales		– 0	–	(269,269)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 11/30/13	$	– 0	–	$1,394,381

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$	– 0	–	$106,151

^	The Strategy held securities with zero market value at period end.
*	The security which had zero market value at year end is no longer held by the Strategy.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

Portfolio of Investments

November 30, 2013 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 66.3%
Long-Term Municipal Bonds - 66.3%
Alabama - 1.0%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$575	$628,141

Alaska - 1.3%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	775	835,473

Arizona - 1.2%
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/24	675	764,876

California - 0.5%
California GO
5.00%, 9/01/20	270	315,460

Colorado - 4.0%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011A
5.25%, 11/15/18	500	577,960
Series 2011B
4.00%, 11/15/14	500	517,390
Denver CO City & Cnty Wtr Commr
Series 2012B
5.00%, 12/15/15	800	874,856
Denver CO Urban Renewal Auth (Stapleton)
Series 2013A
5.00%, 12/01/16	305	340,295
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	230	239,991

		2,550,492

District of Columbia - 0.5%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	275	304,260

Florida - 7.8%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/24	205	224,254
Citizens Ppty Ins Corp. FL
Series 2012A
5.00%, 6/01/22	110	123,145
Florida Brd of Ed Lottery
Series 2012A
3.00%, 7/01/14	490	497,879

	Principal Amount (000)	U.S. $ Value
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	$910	$1,023,953
Florida GO
5.00%, 7/01/17	550	632,302
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	365	404,092
Jacksonville FL Spl Rev Appropriation
Series 2010A-1
5.00%, 10/01/19	1,140	1,342,236
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
3.00%, 11/15/15	200	202,994
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2012A
4.00%, 10/01/15	375	397,680
Orlando & Orange Cnty Expwy Auth FL
Series 2013B
5.00%, 7/01/22	155	177,399

		5,025,934

Georgia - 3.7%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2011B
5.00%, 1/01/14	475	476,667
Fulton Cnty GA Dev Auth (Robert W. Woodruff Arts Ctr)
Series 2009B
5.25%, 3/15/24	305	327,168
Georgia GO
Series 2012A
5.00%, 7/01/16	265	295,761
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	190	215,073
Series 2012B
5.00%, 1/01/18	555	635,053
Main Street Nat Gas, Inc. (JP Morgan Chase)
Series 2007A
5.00%, 3/15/17	385	419,053

		2,368,775

Illinois - 4.2%
Chicago IL Wtr
5.00%, 11/01/25	620	644,831
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 12/15/15-6/15/16	685	754,066
Series 2012B
5.00%, 6/15/19	255	271,784
Illinois GO
5.00%, 8/01/15	385	409,798

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2004B
5.00%, 3/01/14	$600	$606,402

		2,686,881

Indiana - 0.9%
Indiana Bond Bank Gas (JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	166,563
Indiana Finance Auth (Indiana SRF)
5.00%, 2/01/27	275	304,579
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	75	80,607

		551,749

Louisiana - 1.0%
Louisiana Gas & Fuels Tax
Series 2012A
5.00%, 5/01/27	135	151,201
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	476,694

		627,895

Maryland - 0.6%
Baltimore MD GO
Series 2013B
5.00%, 10/15/15	350	380,345

Massachusetts - 1.4%
Massachusetts GO
AGM Series 2006C
2.065%, 11/01/19 (a)	300	310,635
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series 2008E-2
5.00%, 7/01/16	540	596,516

		907,151

Michigan - 3.7%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	145	146,301
Detroit MI Swr Disp
AGM
0.766%, 7/01/32 (b)	410	301,686
Michigan Fin Auth (Michigan Unemployment)
5.00%, 7/01/20	915	1,058,069
Series 2012A
5.00%, 7/01/14	845	868,297

		2,374,353

	Principal Amount (000)	U.S. $ Value
Missouri - 2.0%
Springfield MO Pub Util
5.00%, 12/01/14	$850	$887,612
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
5.50%, 7/01/16	375	417,994

		1,305,606

Nevada - 2.5%
Clark Cnty NV Arpt (McCarran Airport)
2.50%, 7/01/15	190	195,075
Generic Municipal Bond
5.00%, 12/01/16	685	775,105
Nevada GO
Series 2008C
5.00%, 6/01/15	260	278,132
Nevada Hwy Motor Veh Fuel Tax
5.00%, 12/01/16	325	366,200

		1,614,512

New Jersey - 1.0%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	330	358,057
New Jersey EDA (New Jersey Lease Trnsp Pj)
Series 2008A
5.00%, 5/01/17	250	283,155

		641,212

New Mexico - 0.4%
New Mexico Severance Tax
Series 2013A
5.00%, 7/01/16	250	278,953

New York - 8.8%
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15	625	668,344
Series 2012F
5.00%, 11/15/23-11/15/26	475	522,009
New York NY GO
Series 2008C
5.25%, 8/01/17	160	185,115
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/15	780	849,077
New York St Dormitory Auth (New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	150	166,268
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/18	1,000	1,154,180

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 3/15/17	$385	$438,731
Series 2013A
5.00%, 2/15/20	355	416,546
New York St Thruway Auth (New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	314,277
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/16	280	309,019
New York St UDC (New York St Pers Income Tax)
Series 2013C
5.00%, 3/15/16	480	528,802
Port Authority of NY & NJ
Series 20131
5.00%, 12/01/28	120	127,465

		5,679,833

North Carolina - 0.4%
North Carolina GO
Series 2013E
5.00%, 5/01/16	240	266,434

Ohio - 2.5%
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/16	490	531,312
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010F
5.25%, 12/01/25	285	315,509
Ohio GO
Series 2009C
5.00%, 8/01/16	680	759,934

		1,606,755

Pennsylvania - 2.9%
Pennsylvania IDA (Pennsylvania IDA Econ Dev)
5.00%, 7/01/15	655	702,147
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
Series 2009
5.125%, 9/01/22	800	869,912
Pittsburgh PA GO
Series 2008A-1
5.00%, 9/01/14	285	294,807

		1,866,866

Puerto Rico - 1.3%
Puerto Rico Elec Pwr Auth
Series 2010DDD
5.00%, 7/01/21	300	236,772

	Principal Amount (000)	U.S. $ Value
Puerto Rico GO
FGIC Series 2002A
5.50%, 7/01/18	$120	$105,790
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.638%, 7/01/28 (a)	280	160,258
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	360	332,982

		835,802

Rhode Island - 1.1%
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	688,824

Texas - 9.1%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,095,608
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	180	184,342
Grand Parkway Trnsp Corp. TX
Series 2013C
2.00%, 10/01/17	475	476,430
Houston TX ISD GO
2.00%, 6/01/29	450	453,622
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc/The)
Series 2007
5.50%, 8/01/22	460	507,569
San Antonio TX Elec & Gas
Series 2012B
2.00%, 12/01/27	635	651,808
San Antonio TX Wtr
NPFGC-RE
5.50%, 5/15/16	1,220	1,368,815
Spring TX ISD GO
5.00%, 8/15/24	600	680,862
Tarrant TX Regional WTR Dist
Series 2012A
5.00%, 3/01/15	385	407,854

		5,826,910

Virginia - 0.5%
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
5.00%, 3/15/16	310	341,068

Washington - 2.0%
Energy Northwest WA (Bonneville Power Admin)
Series 2012A
5.00%, 7/01/19	620	731,631

Company	Shares	U.S. $ Value
King Cnty WA GO
5.00%, 6/01/15	550	$588,874

		1,320,505

Total Municipal Obligations (cost $41,924,986)		42,595,065

COMMON STOCKS - 19.8%
Financials - 4.2%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. (c)	190	38,047
BlackRock, Inc.-Class A	98	29,669
Deutsche Bank AG (REG)	631	30,292
E*Trade Financial Corp. (c)	850	15,232
Macquarie Group Ltd.	660	32,553
Morgan Stanley	1,100	34,430
State Street Corp.	500	36,305
UBS AG (c)	4,388	83,453

		299,981

Commercial Banks - 1.0%
Banco do Brasil SA	1,000	11,019
Bank Hapoalim BM	1,780	9,921
Bank of Montreal	340	23,554
Bank of Nova Scotia	260	15,957
Barclays PLC	4,110	18,213
China Construction Bank Corp.-Class H	26,000	21,042
CIT Group, Inc.	875	44,170
HDFC Bank Ltd.	1,740	18,338
HSBC Holdings PLC	4,990	55,727
Industrial & Commercial Bank of China Ltd.-Class H	27,000	19,379
KBC Groep NV	340	19,403
KeyCorp	650	8,288
Lloyds Banking Group PLC (c)	24,850	31,409
Mitsubishi UFJ Financial Group, Inc.	5,100	32,938
National Australia Bank Ltd.	810	25,513
National Bank of Canada	150	13,053
Regions Financial Corp.	900	8,757
Sberbank of Russia (Sponsored ADR)	4,761	59,322
Societe Generale SA	649	37,242
State Bank of India	360	10,504
Sumitomo Mitsui Financial Group, Inc.	400	19,903
SunTrust Banks, Inc.	325	11,775
US Bancorp/MN	300	11,766
Wells Fargo & Co.	2,800	123,256

		650,449

Consumer Finance - 0.2%
Capital One Financial Corp.	1,150	82,374
Discover Financial Services	775	41,308
Muthoot Finance Ltd.	5,150	8,978
Shriram Transport Finance Co., Ltd.	2,480	23,419

		156,079

Diversified Financial Services - 0.8%
Bank of America Corp.	7,250	114,695

Company	Shares	U.S. $ Value
Berkshire Hathaway, Inc.-Class B (c)	260	$30,298
Citigroup, Inc.	2,100	111,132
IG Group Holdings PLC	3,383	32,336
ING Groep NV (c)	1,780	23,097
IntercontinentalExchange Group, Inc. (c)	638	136,079
JPMorgan Chase & Co.	575	32,901
ORIX Corp.	1,500	27,419

		507,957

Insurance - 1.3%
Admiral Group PLC	3,157	64,134
Ageas	210	8,853
AIA Group Ltd.	15,400	77,964
American Financial Group, Inc./OH	600	34,596
American International Group, Inc.	1,500	74,625
Aon PLC	550	44,902
Assurant, Inc.	300	19,482
Aviva PLC	1,860	13,063
BB Seguridade Participacoes SA	3,000	32,644
Brown & Brown, Inc.	442	13,976
Chubb Corp. (The)	550	53,047
Everest Re Group Ltd.	250	39,208
Genworth Financial, Inc.-Class A (c)	2,500	37,775
Lancashire Holdings Ltd.	3,700	47,678
Lincoln National Corp.	900	46,197
Muenchener Rueckversicherungs AG	65	14,194
PartnerRe Ltd.	475	48,877
Prudential PLC	3,410	72,725
Reinsurance Group of America, Inc.-Class A	475	35,616
Travelers Cos., Inc. (The)	275	24,954

		804,510

Real Estate Investment Trusts (REITs) - 0.0%
GLP J-Reit	13	12,991

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	500	14,376
China Overseas Land & Investment Ltd.	2,000	6,227
Country Garden Holdings Co., Ltd.	39,000	25,704
Daito Trust Construction Co., Ltd.	300	28,497
Global Logistic Properties Ltd.	25,000	58,678
Hang Lung Properties Ltd.	13,000	43,526
Lend Lease Group	1,030	10,354
Mitsubishi Estate Co., Ltd.	600	16,676
New World Development Co., Ltd.	6,280	8,464

		212,502

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	2,980	39,336

		2,683,805

Consumer Discretionary - 3.2%
Auto Components - 0.2%
Cie Generale des Etablissements Michelin-Class B	302	32,769
GKN PLC	3,100	19,181
Lear Corp.	425	35,237
Magna International, Inc. (Toronto)-Class A	130	10,534

Company	Shares	U.S. $ Value
TRW Automotive Holdings Corp. (c)	425	$32,980
Valeo SA	400	42,422

		173,123

Automobiles - 0.6%
Ford Motor Co.	2,980	50,898
General Motors Co. (c)	1,200	46,476
Honda Motor Co., Ltd.	700	29,670
Hyundai Motor Co.	90	21,416
Hyundai Motor Co. (Preference Shares)	170	19,752
Mazda Motor Corp. (c)	4,000	18,467
Nissan Motor Co., Ltd.	4,400	40,109
Tata Motors Ltd.	3,040	19,533
Toyota Motor Corp.	1,500	93,674
Volkswagen AG (Preference Shares)	118	31,269

		371,264

Distributors - 0.1%
LKQ Corp. (c)	1,076	35,669

Diversified Consumer Services - 0.1%
Estacio Participacoes SA	5,000	42,862
Kroton Educacional SA	2,300	38,970

		81,832

Hotels, Restaurants & Leisure - 0.3%
Ajisen China Holdings Ltd.	15,000	15,213
Chipotle Mexican Grill, Inc.-Class A (c)	42	22,002
Galaxy Entertainment Group Ltd. (c)	2,000	15,664
Ladbrokes PLC	4,760	13,593
Melco Crown Entertainment Ltd. (ADR) (c)	660	23,489
Melco International Development Ltd.	2,000	7,043
Merlin Entertainments PLC (c) (d)	2,488	14,310
Sodexo	560	56,242
Starbucks Corp.	902	73,477

		241,033

Household Durables - 0.1%
PulteGroup, Inc.	2,300	43,148

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (c)	165	64,947
priceline.com, Inc. (c)	84	100,156

		165,103

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	264	35,236

Media - 0.6%
Comcast Corp.-Class A	1,750	87,272
Gannett Co., Inc.	1,300	35,178
Liberty Global PLC-Class A (c)	193	16,561
Liberty Global PLC-Series C (c)	554	45,124
Liberty Media Corp. (c)	342	52,483
Naspers Ltd.-Class N	143	13,624

Company	Shares	U.S. $ Value
News Corp.-Class A (c)	381	$6,843
Regal Entertainment Group-Class A	550	10,714
Twenty-First Century Fox, Inc.-Class A	250	8,373
Viacom, Inc.-Class B	375	30,064
Walt Disney Co. (The)	913	64,403

		370,639

Multiline Retail - 0.1%
Macy’s, Inc.	700	37,282
Myer Holdings Ltd.	2,800	7,263

		44,545

Specialty Retail - 0.5%
Belle International Holdings Ltd.	22,000	27,023
GameStop Corp.-Class A	800	38,600
Home Depot, Inc. (The)	125	10,084
Kingfisher PLC	1,480	9,092
L’Occitane International SA	4,000	8,927
Lowe’s Cos., Inc.	300	14,244
Mr. Price Group Ltd.	720	10,942
O’Reilly Automotive, Inc. (c)	274	34,239
Shimamura Co., Ltd.	100	10,269
Sports Direct International PLC (c)	3,429	41,369
Staples, Inc.	300	4,659
TJX Cos., Inc.	975	61,308
World Duty Free SpA (c)	550	6,431
Yamada Denki Co., Ltd.	8,200	28,607
Zhongsheng Group Holdings Ltd.	3,500	4,733

		310,527

Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA	460	46,611
Hugo Boss AG	46	6,170
Li & Fung Ltd.	34,000	46,264
LVMH Moet Hennessy Louis Vuitton SA	30	5,646
Michael Kors Holdings Ltd. (c)	507	41,346
NIKE, Inc.-Class B	164	12,979
Samsonite International SA	2,400	7,155
VF Corp.	157	36,829

		203,000

		2,075,119

Information Technology - 2.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	1,600	34,000
Harris Corp.	550	35,480
QUALCOMM, Inc.	481	35,392

		104,872

Computers & Peripherals - 0.5%
Apple, Inc.	394	219,092
Catcher Technology Co., Ltd.	4,000	24,319
Hewlett-Packard Co.	3,150	86,152
Inventec Corp.	12,000	10,083

		339,646

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.-Class A	662	$56,270
Arrow Electronics, Inc. (c)	475	24,387
LG Display Co., Ltd. (c)	730	16,826

		97,483

Internet Software & Services - 0.6%
Baidu, Inc. (Sponsored ADR) (c)	125	20,821
eBay, Inc. (c)	1,354	68,404
Facebook, Inc.-Class A (c)	1,089	51,194
Google, Inc.-Class A (c)	175	185,428
LinkedIn Corp.-Class A (c)	144	32,261
Telecity Group PLC	2,600	29,837

		387,945

IT Services - 0.5%
Cognizant Technology Solutions Corp.-Class A (c)	1,731	162,524
Fujitsu Ltd. (c)	4,000	18,672
HCL Technologies Ltd.	360	6,224
Tata Consultancy Services Ltd.	200	6,415
Visa, Inc.-Class A	650	132,249

		326,084

Office Electronics - 0.1%
Xerox Corp.	4,200	47,796

Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc.	1,800	31,140
Lam Research Corp. (c)	375	19,541
Micron Technology, Inc. (c)	1,000	21,100
Samsung Electronics Co., Ltd.	30	42,331
Samsung Electronics Co., Ltd. (Preference Shares)	105	99,477
SK Hynix, Inc. (c)	1,050	35,106
Sumco Corp.	1,700	16,519
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	24,766
Tokyo Electron Ltd.	300	16,280

		306,260

Software - 0.2%
ANSYS, Inc. (c)	929	79,587
CA, Inc.	275	9,075
Dassault Systemes	50	5,739
Electronic Arts, Inc. (c)	1,600	35,488

		129,889

		1,739,975

Health Care - 2.3%
Biotechnology - 0.6%
Actelion Ltd. (c)	490	40,787
Biogen Idec, Inc. (c)	457	132,973
Celgene Corp. (c)	464	75,061
Gilead Sciences, Inc. (c)	1,022	76,456

Company	Shares	U.S. $ Value
Quintiles Transnational Holdings, Inc. (c)	1,057	$45,652
Vertex Pharmaceuticals, Inc. (c)	225	15,620

		386,549

Health Care Equipment & Supplies - 0.2%
Intuitive Surgical, Inc. (c)	142	53,520
Medtronic, Inc.	1,200	68,784

		122,304

Health Care Providers & Services - 0.4%
Aetna, Inc.	700	48,251
Health Net, Inc./CA (c)	710	21,690
McKesson Corp.	242	40,145
UnitedHealth Group, Inc.	1,443	107,475
WellPoint, Inc.	350	32,508

		250,069

Life Sciences Tools & Services - 0.1%
Eurofins Scientific SE	110	28,167
Illumina, Inc. (c)	365	35,770
Mettler-Toledo International, Inc. (c)	138	34,027

		97,964

Pharmaceuticals - 1.0%
Allergan, Inc./United States	971	94,236
Astellas Pharma, Inc.	300	17,801
Daiichi Sankyo Co., Ltd.	1,000	18,383
GlaxoSmithKline PLC	2,440	64,549
GlaxoSmithKline PLC (Sponsored ADR)	750	39,690
Johnson & Johnson	850	80,461
Lupin Ltd.	460	6,287
Merck & Co., Inc.	650	32,389
Novartis AG	530	41,902
Pfizer, Inc.	4,850	153,890
Roche Holding AG	190	52,996
Roche Holding AG (Sponsored ADR)	350	24,518
Sun Pharmaceutical Industries Ltd.	1,730	15,821

		642,923

		1,499,809

Industrials - 2.3%
Aerospace & Defense - 0.5%
Boeing Co. (The)	885	118,811
European Aeronautic Defence and Space Co. NV	670	47,552
MTU Aero Engines AG	140	13,136
Northrop Grumman Corp.	175	19,719
Precision Castparts Corp.	264	68,231
Safran SA	290	19,073
Zodiac Aerospace	107	18,138

		304,660

Air Freight & Logistics - 0.0%
Expeditors International of Washington, Inc.	692	30,060

Airlines - 0.2%
Copa Holdings SA-Class A	445	67,382

Company	Shares	U.S. $ Value
Delta Air Lines, Inc.	575	$16,664
Japan Airlines Co., Ltd.	200	10,184
Qantas Airways Ltd. (c)	13,010	14,452
Turk Hava Yollari	4,435	16,358

		125,040

Building Products - 0.0%
Asahi Glass Co., Ltd.	2,000	12,916

Commercial Services & Supplies - 0.1%
Babcock International Group PLC	1,830	39,187
Edenred	1,060	38,217

		77,404

Electrical Equipment - 0.1%
AMETEK, Inc.	707	34,799
Sumitomo Electric Industries Ltd.	1,800	28,095

		62,894

Industrial Conglomerates - 0.4%
Danaher Corp.	1,408	105,318
General Electric Co.	4,500	119,970
Hutchison Whampoa Ltd.	2,000	25,454
Siemens AG	70	9,240
Toshiba Corp.	4,000	17,298

		277,280

Machinery - 0.3%
Flowserve Corp.	390	27,838
Illinois Tool Works, Inc.	700	55,706
Komatsu Ltd.	1,500	31,285
Parker Hannifin Corp.	325	38,298
Timken Co.	275	14,234

		167,361

Marine - 0.0%
AP Moeller - Maersk A/S-Class B	1	10,114
Nippon Yusen KK	6,000	18,615

		28,729

Professional Services - 0.5%
Bureau Veritas SA	2,115	62,754
Capita PLC	5,483	89,377
Intertek Group PLC	2,090	103,747
SGS SA	14	31,507
Verisk Analytics, Inc.-Class A (c)	365	23,765

		311,150

Road & Rail - 0.1%
Canadian National Railway Co.	100	11,247
Globaltrans Investment PLC (Sponsored GDR) (d)	1,500	22,725

		33,972

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	900	17,724

Company	Shares	U.S. $ Value
WW Grainger, Inc.	130	$33,529

		51,253

		1,482,719

Consumer Staples - 1.7%
Beverages - 0.2%
Anheuser-Busch InBev NV	190	19,368
Asahi Group Holdings Ltd.	300	8,223
Carlsberg A/S-Class B	120	13,124
Diageo PLC	1,640	52,247
Monster Beverage Corp. (c)	558	33,023
SABMiller PLC (London)	400	20,603

		146,588

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	743	93,195
CVS Caremark Corp.	355	23,771
Jeronimo Martins SGPS SA	1,579	32,566
Koninklijke Ahold NV	1,880	34,200
Kroger Co. (The)	1,400	58,450
Olam International Ltd.	43,636	53,525
Tsuruha Holdings, Inc.	100	9,212

		304,919

Food Products - 0.2%
Danone	130	9,455
Green Mountain Coffee Roasters, Inc. (c)	483	32,545
Hershey Co. (The)	663	64,238
Mead Johnson Nutrition Co.-Class A	546	46,142

		152,380

Household Products - 0.2%
Henkel AG & Co. KGaA	650	64,245
LG Household & Health Care Ltd.	50	25,696
Procter & Gamble Co. (The)	550	46,321

		136,262

Tobacco - 0.6%
British American Tobacco PLC	2,260	120,232
Imperial Tobacco Group PLC	764	29,020
Japan Tobacco, Inc.	3,700	125,137
Philip Morris International, Inc.	1,017	86,994

		361,383

		1,101,532

Energy - 1.7%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	1,220	21,615
Halliburton Co.	850	44,778
Nabors Industries Ltd.	1,000	16,550
Oceaneering International, Inc.	429	33,114
Saipem SpA	640	14,339
Schlumberger Ltd.	1,564	138,289
Seadrill Ltd.	340	14,440

Company	Shares	U.S. $ Value
Technip SA	208	$20,824

		303,949

Oil, Gas & Consumable Fuels - 1.2%
BG Group PLC	2,300	46,911
Cameco Corp.	760	15,407
Canadian Natural Resources Ltd.	360	11,716
Chesapeake Energy Corp.	250	6,718
Chevron Corp.	780	95,503
China Petroleum & Chemical Corp.-Class H	20,200	17,416
ENI SpA	1,110	26,569
Exxon Mobil Corp.	1,250	116,850
Gazprom OAO (Sponsored ADR)	2,020	17,513
Hess Corp.	850	68,960
HollyFrontier Corp.	100	4,798
JX Holdings, Inc.	3,600	18,747
LUKOIL OAO (London) (Sponsored ADR)	280	17,422
Marathon Oil Corp.	200	7,208
Marathon Petroleum Corp.	800	66,192
Noble Energy, Inc.	600	42,144
Occidental Petroleum Corp.	800	75,968
Petroleo Brasileiro SA (Sponsored ADR)	730	12,074
Phillips 66	300	20,883
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	880	29,399
Suncor Energy, Inc. (Toronto)	400	13,710
Valero Energy Corp.	1,400	64,008

		796,116

		1,100,065

Materials - 0.8%
Chemicals - 0.4%
Arkema SA	240	27,381
BASF SE	90	9,590
Denki Kagaku Kogyo KK	3,000	12,855
Essentra PLC	3,920	52,554
Huntsman Corp.	1,725	39,554
Koninklijke DSM NV	293	22,974
LyondellBasell Industries NV-Class A	800	61,744
Monsanto Co.	409	46,352
Nippon Shokubai Co., Ltd.	1,000	11,693

		284,697

Construction Materials - 0.0%
Grasim Industries Ltd. (GDR) (d)	127	5,381

Containers & Packaging - 0.1%
Rock Tenn Co.-Class A	375	35,407

Metals & Mining - 0.2%
Barrick Gold Corp.	580	9,613
BHP Billiton PLC	1,485	45,051
Dowa Holdings Co., Ltd.	1,000	10,174
Goldcorp, Inc.	560	12,464
KGHM Polska Miedz SA	360	13,760
MMC Norilsk Nickel OJSC (ADR)	2,020	30,462
Rio Tinto PLC	350	18,587

		140,111

Company	Shares	U.S. $ Value
Paper & Forest Products - 0.1%
Duratex SA	2,000	$11,712
Mondi PLC	1,122	18,417

		30,129

		495,725

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	1,900	66,899
Bezeq The Israeli Telecommunication Corp., Ltd.	5,702	9,536
Nippon Telegraph & Telephone Corp.	100	5,027
Vivendi SA	1,786	45,300

		126,762

Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	2,000	21,641
Rogers Communications, Inc.-Class B	210	9,364
Turkcell Iletisim Hizmetleri AS (c)	2,640	16,020
Vodafone Group PLC	15,053	55,807
Vodafone Group PLC (Sponsored ADR)	1,400	51,926

		154,758

		281,520

Utilities - 0.4%
Electric Utilities - 0.2%
Edison International	1,050	48,520
EDP - Energias de Portugal SA	5,100	19,290
Electricite de France	530	19,704
Enel SpA	3,950	17,956

		105,470

Gas Utilities - 0.0%
Atmos Energy Corp.	425	18,891

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	2,977	50,418

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	950	22,259
Centrica PLC	2,880	15,928
DTE Energy Co.	100	6,674
National Grid PLC	1,510	19,121

		63,982

		238,761

Total Common Stocks (cost $9,379,709)		12,699,030

INVESTMENT COMPANIES - 10.0%
Funds and Investment Trusts - 10.0%
AllianceBernstein Pooling Portfolios - Volatility Management Portfolio + (cost $5,349,501)	513,661	6,451,581

Company	Shares	U.S. $ Value
WARRANTS - 0.0%
Financials - 0.0%
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp., expiring 8/19/15 (c)	1,010	$13,335

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, expiring 7/05/19 (c)	3,630	5,833

Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd., expiring 1/29/18 (c)	7,716	1,890

Total Warrants (cost $17,857)		21,058

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 0.0%
Industrial - 0.0%
Consumer Non-Cyclical - 0.0%
Olam International Ltd. 6.75%, 1/29/18 (d) (cost $1,136)	$1	1,123

	Shares
SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (e) (cost $2,434,294)	2,434,294	2,434,294

Total Investments - 99.9% (cost $59,107,483) (f)		64,202,151
Other assets less liabilities - 0.1%		96,153

Net Assets - 100.0%		$64,298,304

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	20	KRW	21,625	2/18/14	$114
Standard Chartered Bank	KRW	72,372	USD	68	2/18/14	(497)
State Street Bank & Trust Co.	CAD	149	USD	143	2/18/14	2,759
State Street Bank & Trust Co.	CHF	14	USD	16	2/18/14	240
State Street Bank & Trust Co.	EUR	57	USD	77	2/18/14	(391)
State Street Bank & Trust Co.	GBP	169	USD	271	2/18/14	(5,267)
State Street Bank & Trust Co.	HKD	1,514	USD	195	2/18/14	32

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	43,022	USD	431	2/18/14	$11,271
State Street Bank & Trust Co.	NOK	158	USD	27	2/18/14	859
State Street Bank & Trust Co.	SEK	41	USD	6	2/18/14	176
State Street Bank & Trust Co.	USD	114	AUD	120	2/18/14	(5,316)
State Street Bank & Trust Co.	USD	230	CAD	241	2/18/14	(3,481)
State Street Bank & Trust Co.	USD	93	CHF	85	2/18/14	1,020
State Street Bank & Trust Co.	USD	109	EUR	79	2/18/14	(1,578)
State Street Bank & Trust Co.	USD	9	EUR	7	2/18/14	44
State Street Bank & Trust Co.	USD	56	GBP	35	2/18/14	1,202
State Street Bank & Trust Co.	USD	18	NOK	108	2/18/14	(249)
State Street Bank & Trust Co.	USD	124	NZD	150	2/18/14	(2,832)
State Street Bank & Trust Co.	USD	193	SEK	1,246	2/18/14	(3,721)
State Street Bank & Trust Co.	USD	59	SGD	74	2/18/14	(408)

						$(6,023)

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$3,000	8/11/15	2.030%	CPI	#	$(161,918)
Barclays Bank PLC	500	7/19/17	2.038%	CPI	#	(2,100)
Barclays Bank PLC	300	10/05/22	2.765%	CPI	#	(12,144)
Citibank, NA	250	8/26/20	2.298%	CPI	#	(1,273)
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	(44,352)
Morgan Stanley Capital Services LLC	150	4/16/23	2.690%	CPI	#	(5,612)

						$(227,399)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
+	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(a)	Variable rate coupon, rate shown as of November 30, 2013.
(b)	Floating Rate Security. Stated interest rate was in effect at November 30, 2013.
(c)	Non-income producing security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate market value of these securities amounted to $43,539 or 0.1% of net assets.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of November 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,713,862 and gross unrealized depreciation of investments was $(619,194), resulting in net unrealized appreciation of $5,094,668.

As of November 30, 2013, the Strategy held 66.3% of its total investments in municipal bonds. Of the total investments in municipal bonds, 11.4% is insured (0.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LIBOR	-	London Interbank Offered Rates
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring Financial Guaranty Insurance Company
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
REG	-	Registered Shares
SD	-	School District
SRF	-	State Revolving Fund
UDC	-	Urban Development Corporation

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

November 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2013:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Municipal Obligations	$	– 0	–	$42,595,065	$	– 0	–	$42,595,065
Common Stocks:
Financials		1,586,964		1,096,841		– 0	–	2,683,805
Consumer Discretionary		1,325,407		749,712		– 0	–	2,075,119
Information Technology		1,393,120		346,855		– 0	–	1,739,975
Health Care		1,241,283		258,526		– 0	–	1,499,809
Industrials		808,296		674,423		– 0	–	1,482,719
Consumer Staples		484,679		616,853		– 0	–	1,101,532

Investments in Securities:	Level 1		Level 2		Level 3		Total
Energy	889,805		210,260		– 0	–	1,100,065
Materials	247,308		248,417		– 0	–	495,725
Telecommunication Services	137,725		143,795		– 0	–	281,520
Utilities	146,762		91,999		– 0	–	238,761
Investment Companies	6,451,581		– 0	–	– 0	–	6,451,581
Warrants	1,890		– 0	–	19,168		21,058
Corporates - Non-Investment Grades	– 0	–	– 0	–	1,123		1,123
Short-Term Investments	2,434,294		– 0	–	– 0	–	2,434,294

Total Investments in Securities	17,149,114		47,032,746		20,291		64,202,151
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	17,717		– 0	–	17,717
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(23,740)		– 0	–	(23,740)
Inflation (CPI) Swaps	– 0	–	(227,399)		– 0	–	(227,399)

Total+	$17,149,114		$46,799,324		$20,291		$63,968,729

^	The Strategy held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights^
Balance as of 8/31/13	$21,611		$	– 0	–
Accrued discounts/(premiums)	$ – 0	–	$	– 0	–
Realized gain (loss)	534			– 0	–
Change in unrealized appreciation/depreciation	2,628			– 0	–
Purchases	– 0	–		– 0	–
Sales	(5,605)			– 0	–
Transfers in to Level 3	– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–

Balance as of 11/30/13	$19,168		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$2,628		$	– 0	–

	Corporates - Non- Investment Grades		Total
Balance as of 8/31/13	$3,507			$25,118
Accrued discounts/(premiums)	6			6
Realized gain (loss)	(14)			520
Change in unrealized appreciation/depreciation	34			2,662
Purchases	– 0	–		– 0	–
Sales	(2,410)			(8,015)
Transfers in to Level 3	– 0	–		– 0	–
Transfers out of Level 3	– 0	–		– 0	–

Balance as of 11/30/13	$1,123			$20,291

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/13	$34			$2,662

^	The security which had zero market value at year end is no longer held by the Strategy.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 22, 2014